Note 14 - Operating Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of expenses [text block]
14
) Operating expenses

	Year ended December 31,
(in thousands of euro)	2017			2018			2019
	R&D	SG&A	Total	R&D	SG&A	Total	R&D	SG&A	Total
Subcontracting costs (1)	(37,996)	-	(37,996)	(42,327)	-	(42,327)	(41,193)	-	(41,193)
Cost of supplies and consumable materials	(4,287)	-	(4,287)	(3,819)	-	(3,819)	(3,208)	-	(3,208)
Personnel expenses other than share-based compensation	(10,995)	(4,168)	(15,163)	(13,520)	(5,601)	(19,121)	(14,891)	(7,747)	(22,638)
Share-based compensation	(3,697)	(6,288)	(9,985)	(706)	(2,000)	(2,706)	(1,001)	(2,825)	(3,826)
Personnel expenses	(14,692)	(10,456)	(25,148)	(14,226)	(7,601)	(21,827)	(15,892)	(10,572)	(26,464)
Non-scientific advisory and consulting (2)	(563)	(3,794)	(4,357)	-	(5,301)	(5,301)	(272)	(8384)	(8,655)
Leasing and maintenance	(1,235)	(546)	(1,781)	(887)	(1,081)	(1,968)	(846)	(1,026)	(1,872)
Travel expenses and meeting attendance	(1,019)	(275)	(1,294)	(564)	(428)	(992)	(709)	(1,044)	(1,754)
Marketing, communication and public relations	(122)	(527)	(649)	(119)	(399)	(518)	(95)	(534)	(629)
Scientific advisory and consulting (3)	(844)	(1)	(845)	(349)	-	(349)	(223)	-	(223)
Other purchases and external expenses	(228)	(459)	(687)	26	(337)	(311)	(57)	(757)	(814)
Depreciation and amortization	(4,068)	(328)	(4,396)	(6,709)	(693)	(7,402)	(15,518)	(1,013)	(16,530)
Intellectual property expenses	(1,499)	-	(1,499)	(294)	(1,087)	(1,381)	(653)	(932)	(1,585)
Other income and (expenses), net	(447)	(629)	(1,076)	(287)	(1,215)	(1,502)	(177)	(1,542)	(1,719)
Total net operating expenses	(67,000)	(17,015)	(84,015)	(69,555)	(18,142)	(87,697)	(78,844)	(25,803)	(104,647)

_______
(1)	The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third
parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.

(2)	Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.

(3)	Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.

	Year ended December 31,
	2017		2018		2019
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	707	707	599	599	1,190	1,190
Non-audit fees	24	24	6	6	2	2
Total	731	731	605	605	1,192	1,192
_____
*	Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital
Personnel expenses other than share-based compensation

The line item amounted to
€15,163
 thousand,
€19,121
 thousand and
€22,638
thousand for the years ended
December
31,
2017,
2018
and
2019
respectively. The Company had
195
employees as of
December
31,
2018,
compared to
235
as of
December
31,
2019.

Depreciation and amortization

The line item is mainly composed of the amortization of the monalizumab,
IPH5201
and Lumoxiti intangible assets (see Note
6
).

Cost of supplies and consumable materials

Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third
-parties. This line item amounts to
€4,287
 thousand
€3,819
 thousand and
€3,208
thousand for the years ended
December
31,
2017,
2018
and
2019,
respectively.

Intellectual property expenses

Intellectual property expenses amounted to
€1,499
 thousand,
€1,381
thousand and
€1,585
 thousand for the financial years ended
December
31,
2017
,
2018
and
2019
respectively.